WEGENER INVESTMENT TRUST

CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned, on behalf of the Wegener Investment Trust (the “Registrant”), hereby certifies that the form of Prospectus and Statement of Additional Information, each dated October 31, 2009, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

Dated November 18, 2009

Wegener Investment Trust

By: /s/ Steven M. Wegener

Steven M. Wegener

President and Treasurer